Notes Payable (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 07, 2024	May 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Nov. 30, 2022	Nov. 22, 2022
Notes Payable
Coupon rate (in percent)	10.00%
Interest expense				$ 945,279	$ 217,590	$ 1,517,070	$ 335,188	$ 3,657,958	$ 694,374
Receipt of notes payable						15,043,019	10,406,204	28,911,394	2,000,000
Issuance costs							293,443	305,271
Repayment of notes payable						15,784,423	2,000,000	26,751,117
Notes payable				$ 3,542,680		$ 3,542,680		$ 4,160,277	2,000,000
Short-term loan agreement	$ 500,000
Term of repayment	100 days
Print and advertising loan agreement
Notes Payable
Maximum borrowing capacity									2,000,000		$ 5,000,000	$ 5,000,000
Coupon rate (in percent)		10.00%								10.00%	10.00%
Interest expense									$ 200,000
Receipt of notes payable		$ 3,000,000
Print and advertising expense raises with individual investor
Notes Payable
Maximum Revenue participation rights payable (in percent)			120.00%
Rate of return on initial investment (in percent)			20.00%
Receipt of notes payable			$ 5,000,000
Issuance costs			300,000
Notes payable			$ 5,000,000		$ 5,000,000		$ 5,000,000
P&A expense raises with institutional investors
Notes Payable
Maximum Revenue participation rights payable (in percent)								110.00%
Rate of return on initial investment (in percent)								10.00%
Receipt of notes payable								$ 20,985,000
Issuance costs								0
Repayment of notes payable								17,000,000
Repayment of interest								$ 1,700,000